INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues by Geography (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
Revenues:
Total revenues	$ 1,251.7	RUB 75,925	RUB 59,792	RUB 50,767
Long-lived assets, net:
Total long-lived assets, net	566.6		36,931	30,321	RUB 34,372
Russia
Revenues:
Total revenues	1,147.8	69,619	54,688	46,242
Long-lived assets, net:
Total long-lived assets, net	403.8		23,636	21,115	24,499
Finland
Long-lived assets, net:
Total long-lived assets, net	137.3		11,115	6,481	8,327
US
Long-lived assets, net:
Total long-lived assets, net	11.3		1,109	1,002	684
Rest of the world
Revenues:
Total revenues	104.0	RUB 6,306	5,104	4,525
Rest of the world
Long-lived assets, net:
Total long-lived assets, net	$ 14.2		RUB 1,071	RUB 1,723	RUB 862